Shareholder Report, Holdings (Details) - BNY Mellon Stock Index Fund, Inc.	Jun. 30, 2024
Initial Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Initial Shares | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Initial Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Initial Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Initial Shares | Meta Platforms, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Initial Shares | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Initial Shares | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Initial Shares | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Initial Shares | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Initial Shares | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Initial Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Initial Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Initial Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Initial Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Initial Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Initial Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Initial Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Initial Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Initial Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Initial Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Initial Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Initial Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Initial Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Service Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Service Shares | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Service Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Service Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Service Shares | Meta Platforms, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Service Shares | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Service Shares | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Service Shares | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Service Shares | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Service Shares | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Service Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Service Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Service Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Service Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Service Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Service Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Service Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Service Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Service Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Service Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Service Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Service Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Service Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%